Stock Based Compensation - Schedule of the Company's Outstanding PSUs (Detail) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2026 USD ($) PSU	Mar. 31, 2026 USD ($) PSU	Jun. 30, 2025 USD ($) PSU	Mar. 31, 2025 USD ($) PSU	Dec. 31, 2025 USD ($) PSU
Disclosure Of Other Equity Instruments - Performance Share Units [abstract]
Beginning balance | PSU	254,080	334,670	338,230	378,970	338,230
Beginning balance	$ 13,716	$ 34,819	$ 18,718	$ 25,084	$ 27,709
Granted | PSU		43,340		78,390
Paid | PSU		(123,700)		(118,240)
Forfeited | PSU		(230)		(890)	(3,560)
Ending balance | PSU	254,080	254,080	338,230	338,230	334,670
Accrual related to the fair value of the PSUs outstanding	$ 3,062	$ 8,472	$ 8,153	$ 10,796	$ 7,403
Foreign exchange adjustment	(205)	(312)	838	87	(10)
Paid		(29,257)		(17,209)
Forfeited		(6)		(40)	(283)
Ending balance	$ 16,573	$ 13,716	$ 27,709	$ 18,718	$ 34,819